FINANCIAL STATEMENTS
                       WITH REPORT OF INDEPENDENT AUDITORS

                             AUGUSTA PARTNERS, L.P.

                          PERIOD FROM SEPTEMBER 4, 1996
                          (COMMENCEMENT OF OPERATIONS)
                              TO DECEMBER 31, 1996

                             AUGUSTA PARTNERS, L.P.

                              FINANCIAL STATEMENTS
                       WITH REPORT OF INDEPENDENT AUDITORS

           PERIOD FROM SEPTEMBER 4, 1996 (COMMENCEMENT OF OPERATIONS)
                              TO DECEMBER 31, 1996


                                    CONTENTS




Report of Independent Auditors.............................................   1
Statement of Assets, Liabilities and Partners' Capital.....................   2
Statement of Operations....................................................   3
Statement of Changes in Partners' Capital - Net Assets.....................   4
Notes to Financial Statements..............................................   5
Schedule of Portfolio Investments..........................................  13
Schedule of Securities Sold, Not Yet Purchased.............................  18

                         Report of Independent Auditors


To the Partners of
Augusta Partners, L.P.

We have audited the accompanying statement of assets, liabilities and partners' capital of Augusta Partners, L.P., including the schedules of portfolio investments and securities sold, not yet purchased, as of December 31, 1996, and the related statements of operations and changes in partners' capital - net assets for the period from September 4, 1996 (commencement of operations) to December 31, 1996. These financial statements are the responsibility of the Partnership's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Augusta Partners, L.P. at December 31, 1996, the results of its operations, the changes in partners' capital - net assets, for the period from September 4, 1996 to December 31, 1996, in conformity with generally accepted accounting principles.

New York, New York
February 5, 1997                                           /s/ ERNST & YOUNG LLP

AUGUSTA PARTNERS, L.P.

STATEMENT OF ASSETS, LIABILITIES AND PARTNERS' CAPITAL (IN THOUSANDS)
--------------------------------------------------------------------------------

                                                       DECEMBER 31, 1996

ASSETS

Cash                                                            $  2,758
Investments in securities, at market
     (identified cost of $92,000)                                100,349
Due from broker                                                   20,931
Dividends receivable                                                  23
Interest receivable                                                  120
Organizational costs (net of accumulated amortization of $45)        646
Other assets                                                          48
                                                                --------
           TOTAL ASSETS                                         $124,875
                                                                ========
LIABILITIES

Due to broker                                                        951
Securities sold, not yet purchased - at market                     6,395
     (proceeds of sales - $6,839)
Due to affiliate                                                       4
Management fee payable                                                97
Accrued expenses                                                     383
                                                                --------

           TOTAL LIABILITIES                                       7,830
                                                                --------

Net Assets                                                      $117,045
                                                                ========
PARTNERS' CAPITAL

Represented by:
Capital contributions, (net of syndications costs of $50)       $100,005
Accumulated net investment loss                                     (304)
Accumulated net realized gain on investments                       8,552
Net unrealized appreciation on investments and foreign
     currency transactions                                         8,792
                                                                --------

           PARTNERS' CAPITAL - NET ASSETS                       $117,045
                                                                ========


The accompanying notes are an integral part of these financial statements.

AUGUSTA PARTNERS, L.P.

STATEMENT OF OPERATIONS (IN THOUSANDS)
--------------------------------------------------------------------------------

                                                  PERIOD FROM SEPTEMBER 4, 1996
                                                   (COMMENCEMENT OF OPERATIONS)
                                                       TO DECEMBER 31, 1996
INVESTMENT INCOME
                 Dividends                                           $  142
                 Interest                                               414
                                                                     ------

                                                                        556
                                                                     ------
OPERATING EXPENSES
                 Management fee                                         350
                 Professional fees                                      295
                 Administration fees                                     71
                 Amortization of organizational costs                    45
                 Custodian fees                                          16
                 Dividends on securities sold, not yet purchased         20
                 Individual General Partners' fees & expenses            14
                 Miscellaneous                                           49
                                                                     ------
                                                                        860
                                                                     ------

                       NET INVESTMENT LOSS                             (304)
                                                                     ------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

                 REALIZED GAIN (LOSS) ON INVESTMENTS
                       Investment securities                          9,747
                       Futures transactions                             (84)
                       Purchased options                               (341)
                       Written options                                  (64)
                       Short sales                                     (706)
                                                                     ------

                            NET REALIZED GAIN ON INVESTMENTS          8,552
                                                                     ------

                UNREALIZED APPRECIATION ON INVESTMENTS AND FOREIGN CURRENCY
                TRANSACTIONS:
                       Beginning of period                               --
                       End of period                                  8,792
                                                                    -------
                                                                      8,792
                                                                    -------

                            NET REALIZED AND UNREALIZED GAIN         17,344
                                                                    -------

                            INCREASE IN PARTNERS' CAPITAL DERIVED
                                 FROM INVESTMENT ACTIVITIES         $17,040
                                                                    =======


The accompanying notes are an integral part of these financial statements.

AUGUSTA PARTNERS, L.P.

STATEMENT OF CHANGES IN PARTNERS' CAPITAL - NET ASSETS (IN THOUSANDS)
--------------------------------------------------------------------------------

                                                PERIOD FROM SEPTEMBER 4, 1996
                                                   (COMMENCEMENT OF OPERATIONS)
                                                       TO DECEMBER 31, 1996
INVESTMENT ACTIVITIES
     Net investment loss                                    $   (304)
     Net realized gain on investments                          8,552
     Change in unrealized appreciation on
       investments and foreign currency transactions           8,792
                                                            --------

           INCREASE IN PARTNERS' CAPITAL DERIVED
                FROM INVESTMENT ACTIVITIES                    17,040

PARTNERS' CAPITAL TRANSACTIONS

     Capital contributions                                   100,055
     Syndication costs                                           (50)
                                                            --------

           INCREASE IN PARTNERS' CAPITAL DERIVED
                FROM CAPITAL TRANSACTIONS                    100,005

           PARTNERS' CAPITAL AT BEGINNING OF PERIOD                -
                                                            --------

           PARTNERS' CAPITAL AT END OF PERIOD               $117,045
                                                            ========

The accompanying notes are an integral part of these financial statements.

AUGUSTA PARTNERS, L.P.

NOTES TO FINANCIAL STATEMENTS - DECEMBER 31, 1996
--------------------------------------------------------------------------------

     1.  ORGANIZATION

         Augusta Partners, L.P. (the "Partnership") was organized under the Delaware Revised Uniform Limited Partnership Act on May 30, 1996. The Partnership is registered under the Investment Company Act of 1940 (the "Act") as a closed-end, non-diversified management investment company. The Partnership will operate until December 31, 2021 unless further extended or sooner terminated as provided for in the Limited Partnership Agreement (the "Agreement"), as amended and restated on July 16, 1996. The Partnership's investment objective is to achieve capital appreciation. The Partnership pursues this objective by investing principally in equity securities of publicly-traded U.S. companies. The Partnership will also invest in equity securities of foreign issuers and in bonds and other fixed-income securities of U.S. and foreign issuers.

         The Agreement provides for five "Individual General Partners" and a "Manager." The Manager is Augusta Management, L.L.C. whose principal members are Oppenheimer & Co., Inc. ("Opco") and Ardsley Advisory Partners ("Ardsley"). Investment professionals employed by Ardsley will manage the Partnership's investment portfolio on behalf of the Manager under Opco's supervision.

         The acceptance of initial and additional contributions, as well as the repurchase of Partnership interests, are subject to approval by the Manager. The Partnership may from time to time offer to repurchase interests pursuant to written tenders by Partners. Such repurchases will be made at such times and on such terms as may be determined by the Individual General Partners, in their complete and exclusive discretion. The Manager expects that generally it will recommend to the Individual General Partners that the Partnership repurchase interests from Partners once in each year (other than in 1996) effective as of the end of each such year.

     2.  SIGNIFICANT ACCOUNTING POLICIES

         The preparation of financial statements in conformity with generally accepted accounting principles requires the Manager to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Manager believes that the estimates utilized in preparing the Partnership's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

         a.   PORTFOLIO VALUATION

              Securities and commodities transactions, including related revenue and expenses, are recorded on a trade-date basis and dividends are recorded on an ex-dividend date basis. Interest income is recorded on the accrual basis.

AUGUSTA PARTNERS, L.P.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


              Domestic exchange traded or NASDAQ listed equity securities will be valued at their last composite sale prices as reported on the exchanges where such securities are traded. If no sales of such securities are reported on a particular day, the securities will be valued based upon their composite bid prices for securities held long, or their composite ask prices for securities held short, as reported by such exchanges. Securities traded on a foreign securities exchange will be valued at their last sale prices on the exchange where such securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices (in the case of securities held long) or ask prices (in the case of securities sold short) as reported by such exchange. Listed options will be valued using last sales prices as reported by the exchange with the highest reported daily volume for such options or, in the absence of any sales on a particular day, at their bid prices as reported by the exchange with the highest volume on the last day a trade was reported. Other securities for which market quotations are readily available will be valued at their bid prices (or ask prices in the case of securities sold short) as obtained from one or more dealers making markets for such securities. If market quotations are not readily available, securities and other assets will be valued at fair value as determined in good faith by, or under the supervision of, the Individual General Partners.

              Debt securities will be valued in accordance with the procedures described above, which with respect to such securities may include the use of valuations furnished by a pricing service which employs a matrix to determine valuation for normal institutional size trading units. The Individual General Partners will periodically monitor the reasonableness of valuations provided by any such pricing service. Debt securities with remaining maturities of 60 days or less will, absent unusual circumstances, be valued at amortized cost, so long as such valuation is determined by the Individual General Partners to represent fair value.

              Futures contracts and options thereon, which are traded on commodities exchanges, are valued at their settlement value as of the close of such exchanges.

              All  assets  and  liabilities   initially   expressed  in  foreign
              currencies will be converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. London time. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the U.S. Foreign exchange rates are also determined prior to such close. On occasion, the values of such securities and exchange rates may be affected by events occurring between the time as of which determination of such values or exchange rates are made and the time as of which the net asset value of the Partnership is determined. When such events materially affect the values of securities held by the Partnership or its liabilities, such securities and liabilities will be valued at fair value as determined in good faith by, or under the supervision of, the Individual General Partners.

              The Partnership may enter into transactions in financial futures, foreign exchange options and foreign currency forward contracts that are used for hedging and nonhedging purposes. These contracts are valued at fair value with the resulting gains and losses included in net gain from investment transactions.

              Morgan   Stanley  Trust   Company   serves  as  custodian  of  the
              Partnership's assets.

AUGUSTA PARTNERS, L.P.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

         b.   PARTNERSHIP EXPENSES

              The expenses  incurred by the  Partnership in connection  with its
              organization   are  being  amortized   over  a  60  month   period
              beginning with the commencement of operations.

              Syndication costs totaling $50,000 related to the Partnership's initial offering have been charged directly to the capital accounts of the limited and general partners.

         c.   INCOME TAXES

              No federal, state or local income taxes will be provided on the profits of the Partnership since the partners are individually liable for their share of the Partnership's income.

     3.  RELATED PARTY TRANSACTIONS

         Opco provides certain management and administrative services to the Partnership including, among other things, providing office space and other support services to the Partnership. In exchange for such services the Partnership pays Opco a monthly management fee of .08333% (1% on an annualized basis) of the Partnership's net assets for the month, excluding assets attributable to the Manager's capital account.

         During the period ended December 31, 1996, Opco earned $19,106 in brokerage commissions from portfolio transactions executed on behalf of the Partnership.

         At the end of the twelve month period following the admission of a limited partner to the Partnership, and generally at the end of each fiscal year thereafter, the Manager is entitled to an incentive allocation of 20% of net profits, if any, that have been credited to the capital account of such limited partner during such period. The incentive allocation will be charged to a limited partner only to the extent that cumulative net profits with respect to such limited partner through the close of any period exceeds the highest level of cumulative net profits with respect to such limited partner through the close of any prior period. As of December 31, 1996, there was no incentive allocation.

         Each Independent General Partner receives an annual retainer of $5,000 plus a fee for each meeting attended. The other Individual General Partners do not receive any annual

AUGUSTA PARTNERS, L.P.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

         or other fees. All Individual General Partners are reimbursed by the Partnership for all reasonable out-of-pocket expenses incurred by them in performing their duties. For the period from September 4, 1996 to December 31, 1996, these fees (including meeting fees and a pro-rata portion of the annual retainer) and expenses totaled $13,517. One Individual General Partner, who is as an "interested person," as defined by the Act, holds a limited partnership interest in the Partnership.

     4.  SECURITIES TRANSACTIONS

         Aggregate purchases and sales of investment securities, excluding short-term debt securities, for the period from September 4, 1996 to December 31, 1996, amounted to $296,890,226 and $215,761,834, respectively.

         At December 31, 1996, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. At December 31, 1996, accumulated net unrealized appreciation on investments in securities, and securities sold, not yet purchased, was $8,792,156, consisting of $11,254,994 gross unrealized appreciation and $2,462,838 gross unrealized depreciation.

         Due from broker primarily represents proceeds from unsettled trades and short sales. Due to broker primarily represents liabilities from unsettled security purchases.

     5.  FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR
         CONCENTRATIONS OF CREDIT RISK

         In the normal course of business, the Partnership may trade various financial instruments and enter into various investment activities with off-balance sheet risk. These financial instruments include forward and futures contracts, options and sales of securities not yet purchased. Generally, these financial instruments represent future commitments to purchase or sell other financial instruments at specific terms at specified future dates. Each of these financial instruments contain varying degrees of off-balance sheet risk whereby changes in the market value of the securities underlying the financial instruments may be in excess of the amounts recognized in the statement of assets, liabilities and partners' capital.

         The Partnership's foreign exchange trading activities involve the purchase and sale (writing) of foreign exchange options having various maturity dates. The Partnership may seek to limit its exposure to foreign exchange rate movements by hedging such option positions with foreign exchange positions in spot currency, futures and forward contracts.

         At December 31, 1996, the Partnership had no spot currency, futures or forward contracts outstanding.

         Securities sold, not yet purchased, represent obligations of the Partnership to deliver the specified security and thereby creates a liability to purchase the security in the market at prevailing prices. Accordingly, these transactions result in off-balance sheet risk as the Partnership's ultimate obligation to satisfy the sale of securities sold, not yet purchased, may exceed the amount recognized in the statement of assets, liabilities and partners' capital.

         The risk associated with purchasing an option is that the Partnership pays a premium whether or not the option is exercised. Additionally, the Partnership bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as investment securities.

         When the Partnership writes an option, the premium received by the Partnership is recorded as a liability and is subsequently adjusted to the current market value of the option written. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Partnership has realized a gain or loss. In writing an option, the Partnership bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Partnership could result in the Partnership selling or buying a security or currency at a price different from the current market value.

         A summary of the notional amount of open purchased option contracts as of December 31, 1996, is as follows:

                                                                NOTIONAL AMOUNTS
                                                                ---------------
              Equity Options                                      $ 7,078,750
              Equity Index Options                                  8,750,000
              Foreign Exchange Options                             49,514,200

AUGUSTA PARTNERS, L.P.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

         Transactions in written options were as follows:

                                                     CALL OPTIONS                         PUT OPTIONS
                                           ----------------------------        --------------------------------
                                              NUMBER           AMOUNT             NUMBER              AMOUNT
                                           OF CONTRACTS      OF PREMIUM        OF CONTRACTS         OF PREMIUM
                                           ------------      ----------        ------------         -----------
              Beginning balance                    -         $       0                  -            $      0
              Options written                  2,680           890,170              1,000              61,498
              Options closed                  (2,680)         (890,170)            (1,000)            (61,498)
                                              ------         ---------             ------            --------

              Options outstanding at
                December 31, 1996                  -         $       0                  -            $      0
                                              ======         =========             ======            ========


     6.  FINANCIAL INSTRUMENTS HELD OR ISSUED FOR TRADING PURPOSES

         The  Partnership   maintains   positions  in  a  variety  of  financial
         instruments. The following table summarizes the components of net realized and unrealized gain from investment transactions:

                                                                                          NET GAINS
                                                                                          (LOSSES)
                                                                                           FOR 1996
                                                                                        --------------
           Equity transactions                                                            $15,263,691
           Fixed income                                                                       135,175
           Foreign Exchange (including realized gains of $566,945)                          1,945,522
                                                                                          -----------
           Net Gain from investment transactions                                          $17,344,388
                                                                                          ===========

         The following table presents the year-end fair values of derivative financial instruments and the average fair values during the year of those instruments:

AUGUSTA PARTNERS, L.P.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                                   FAIR VALUE AT                AVERAGE FAIR
                                   DECEMBER 31,                   VALUE FOR
                                       1996                         1996
                                   -------------              ---------------
        ASSETS:

           Equity                    $1,745,438                  $1,234,430
           Fixed Income                       -                           -
           Foreign Exchange           2,024,103                   1,311,029

         Average fair values presented above are based upon each type's month-end fair value during the period ended December 31, 1996.

     7.  SHORT-TERM BORROWINGS

         The Partnership has the ability to trade on margin, and, in that connection, borrow funds from brokers and banks for the purchase of equity and fixed income securities. Trading in equity securities on margin involves an initial cash requirement representing at least 50% of the underlying security's value with respect to transactions in U.S. markets and varying percentages with respect to transactions in foreign markets. The Act requires the Partnership to satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the Partnership incurs the indebtedness. As of December 31, 1996, the Partnership had no outstanding borrowings. During the period ended December 31, 1996, the average daily amount of short term debt was not material the Partnership's total net assets.

AUGUSTA PARTNERS, L.P.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     8.  SELECTED FINANCIAL RATIOS AND OTHER SUPPLEMENTAL INFORMATION

         The following represents the ratios to average net assets and other supplemental information for the period:

                                                           SEPTEMBER 4, 1996
                                                           (COMMENCEMENT OF
                                                            OPERATIONS) TO
                                                           DECEMBER 31, 1996
                                                           -----------------
           Investment loss                                      (.83%)*
           Operating expenses                                   2.34%*
           Dividends on securities
               sold, not yet purchased                           .06%*
           Portfolio turnover                                    215%
           Average Commission Rate                            $.0569**
           Total return                                        17.20%***


         *   Annualized.
         ** Average commission rate per share on purchases of investment securities.
         *** Total return assumes a purchase of a limited Partnership interest in the Partnership on the first day and a sale of the Partnership interest on the last day of the period noted, before incentive allocation to the General Partner, if any. Total returns for a period of less than a full year are not annualized.

AUGUSTA PARTNERS, L.P.

SCHEDULE OF PORTFOLIO INVESTMENTS
-------------------------------------------------------------------------------------------
                                                                          DECEMBER 31, 1996
          SHARES                                                             MARKET VALUE
                 COMMON STOCKS - 74.38%
                     AGRICULTURAL OPERATIONS - 1.23%
          45,000        Delta & Pine Land Co.                                $  1,440,000
                                                                             ------------

                     AIRLINES - 1.57%
          65,000        Continental Airlines, Inc., Class B *                   1,836,250
                                                                             ------------

                     COMMERCIAL SERVICES - 3.11%
         150,000        CUC International, Inc. *                               3,637,500
                                                                             ------------

                     COMPUTER SERVICES & SOFTWARE - 3.96%
          50,000        BMC Software, Inc. *                                    2,068,750
          10,000        Computer Associates Int'l, Inc.                           497,500
          75,000        Jetform Corp. *                                         1,387,500
          50,000        Platinum Technology, Inc. *                               681,250
                                                                             ------------
                                                                                4,635,000
                                                                             ------------

                     COMPUTER HARDWARE - 1.31%
          40,000        Interphase Corp. *                                        400,000
          20,000        Western Digital Corp. *                                 1,137,500
                                                                             ------------
                                                                                1,537,500
                                                                             ------------

                     DIVERSIFIED OPERATIONS - .99%
          25,000        Corning, Inc.                                           1,156,250
                                                                             ------------

                     ELECTRONICS - 3.55%
          85,000        Kent Electronics Corp. *                                2,188,750
          60,000        Sheldahl, Inc. *                                        1,125,000
          27,500        Ultrak, Inc. *                                            838,750
                                                                             ------------
                                                                                4,152,500
                                                                             ------------

                     FINANCIAL SERVICES - 5.09%
          50,000        Big Foot Financial Corp. *                                650,000
          33,000        Chase Manhattan Corp.                                   2,949,375
          75,000        Lehman Brothers Holdings, Inc.                          2,353,125
                                                                             ------------
                                                                                5,952,500
                                                                             ============

                     HEALTHCARE SERVICES & MANAGEMENT - 1.18%
         135,000        American Oncology Resources, Inc. *                     1,383,750
                                                                             ------------

*Non-income producing security
The accompanying notes are an integral part of these financial statements.

AUGUSTA PARTNERS, L.P.

SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
-------------------------------------------------------------------------------------------
                                                                          DECEMBER 31, 1996
          SHARES                                                             MARKET VALUE

                       HOTELS & MOTELS - 1.52%
          110,000        Prime Hospitality Corp. *                          $  1,773,750
                                                                            ------------

                      HOUSEHOLD PRODUCTS/WARES - .98%
           70,000        AJL Peps Trust                                        1,146,250
                                                                            ------------

                      HUMAN RESOURCES - 1.19%
           60,000        Emcare Holdings, Inc. *                               1,395,000
                                                                            ------------

                      MANUFACTURING - 1.06%
           75,000        Foamex Int'l, Inc. *                                  1,237,500
                                                                            ------------

                      MEDICAL / BIOMEDICAL - 9.85%
          150,000        Alpha-Beta Tech., Inc. *                              1,584,375
           30,000        Biochem Pharmaceuticals, Inc. *                       1,507,500
          100,000        Cellpro, Inc. *                                       1,250,000
           20,000        Centocor, Inc. *                                        715,000
          200,000        Liposome Co., Inc. *                                  3,825,000
           80,000        Myriad Genetics, Inc.*                                2,020,000
          150,000        NeoRx Corp. *                                           618,750
                                                                            ------------
                                                                              11,520,625
                                                                            ------------

                      MEDICAL INSTRUMENTS & PRODUCTS - 12.21%
           80,500        Boston Scientific Corp. *                             4,830,000
          100,000        Cytyc Corp. *                                         2,700,000
           45,000        Interneuron Pharmaceuticals, Inc.  *                  1,170,000
           60,000        OccuSystems, Inc. *                                   1,620,000
           31,000        Sabratek Corp. *                                        492,125
           75,000        Ventritex, Inc. *                                     1,846,875
           45,000        Vivus, Inc. *                                         1,631,258
                                                                            ------------
                                                                              14,290,258
                                                                            ============

                      NETWORKING PRODUCTS - 1.90%
           35,000        Cisco Systems, Inc. *                                 2,226,875
                                                                            ------------

                      OFFICE SUPPLIES & FORMS - 2.26%
           25,000        Alco Standard Corp. *                                 1,290,625
           75,000        Staples, Inc. *                                       1,354,688
                                                                            ------------
                                                                               2,645,313
                                                                            ============


*Non-income producing security
The accompanying notes are an integral part of these financial statements.

AUGUSTA PARTNERS, L.P.

SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
-------------------------------------------------------------------------------------------
                                                                          DECEMBER 31, 1996
          SHARES                                                             MARKET VALUE
                      OIL/GAS EQUIPMENT & SERVICES - 15.16%
           80,000        Baker Hughes, Inc.                                  $  2,760,000
           15,000        Callon Petroleum Co. *                                   285,000
           70,000        Global Industries, Ltd. *                              1,303,750
          115,000        Input / Output, Inc. *                                 2,127,500
           65,000        Marine Drilling Companies, Inc. *                      1,279,688
          100,000        Nabors Industries, Inc. *                              1,925,000
           35,000        Noble Drilling Corp. *                                   695,625
           30,000        Nuevo Energy Co. *                                     1,560,000
           50,000        Reading & Bates Corp. *                                1,325,000
           80,000        Texas Meridian Resources Corp. *                       1,370,000
           30,000        Union Pacific Resources Group Inc.                       870,000
           75,000        Weatherford Enterra, Inc.*                             2,250,000
                                                                             ------------
                                                                               17,751,563
                                                                             ------------
                      RESTAURANTS - .86%
           50,000        Dave & Busters, Inc. *                                 1,006,250
                                                                             ------------

                      RETAIL & MERCHANDISING - 1.38%
           20,000        Home Depot, Inc.                                       1,002,500
           52,500        Micro Warehouse, Inc. *                                  616,875
                                                                             ------------
                                                                                1,619,375
                                                                             ------------
                      RETIREMENT / AGED CARE - .45%
           45,000        ARV Assisted Living, Inc. *                              523,125
                                                                             ------------

                      TELECOMMUNICATIONS EQUIPMENT &
                      LONG DISTANCE SERVICE - 2.42%
           50,000        ACC Corp. *                                            1,512,500
           75,000        ICG Communications, Inc. *                             1,321,875
                                                                             ------------
                                                                                2,834,375
                                                                             ------------
                      THERAPEUTICS - 1.16%
           20,000        Agouron Pharmaceuticals, Inc. *                        1,355,000
                                                                             ------------

                         TOTAL COMMON STOCKS (COST $80,910,903)                87,056,509
                                                                             ============

                  PREFERRED STOCKS - 2.29%
                      TELECOMMUNICATIONS EQUIPMENT &
                      LONG DISTANCE SERVICE
           50,000        Globalstar Telecom. Ltd.,  PRF, Conv. 6.50%, 144A   $  2,675,000
                                                                             ------------

                         TOTAL PREFERRED STOCKS (COST $2,125,000)            $  2,675,000
                                                                             ============

*Non-income producing security
The accompanying notes are an integral part of these financial statements.

AUGUSTA PARTNERS, L.P.

SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
---------------------------------------------------------------------------------------------------------------
                                                                                              DECEMBER 31, 1996
            FACE                                                                                 MARKET VALUE
           AMOUNT
                      BONDS - 5.85%
                        BROADCASTING - 1.19%
         $1,500,000        Comcast Corp., 3.375%,  09/09/05, Conv.                               $  1,391,250
                                                                                                 ------------

                        CABLE & OTHER PAY TELEVISION SERVICES - 3.90%
          4,250,000        International Cabletel, Inc., 7.25%, 04/15/05, Conv., 144A               4,568,750
                                                                                                 ------------

                        RETIREMENT / AGED CARE - .76%
          1,250,000        Sterling House Corp., 6.75%, 06/30/06, Conv., 144A                         887,500
                                                                                                 ------------


                           TOTAL BONDS (COST $6,712,325)                                         $  6,847,500
                                                                                                 ============


         NUMBER OF
         CONTRACTS

                     CALL OPTIONS - 1.39%
                       COMPUTER SERVICES & SOFTWARE - .19%
               500        Platinum Technology, Inc., 06/21/97, $10.00                            $    218,750
                                                                                                 ------------

                       MEDICAL / BIOMEDICAL - .68%
               500        Autoimmune, Inc., 04/19/97, $12.50                                          193,750
             1,000        Autoimmune, Inc., 07/19/97, $12.50                                          475,000
               400        Liposome Co., Inc., 02/22/97, $17.50                                        125,000
                                                                                                 ------------
                                                                                                      793,750
                                                                                                 ------------

                       OIL/GAS EQUIPMENT & SERVICES - .06%
               150        Ashland, Inc., 01/18/97, $40.00                                              58,125
               300        Ashland, Inc., 01/18/97, $45.00                                              13,125
                                                                                                 ------------
                                                                                                      71,250
                                                                                                 ------------

                       TELECOMMUNICATIONS EQUIPMENT &
                       LONG DISTANCE SERVICE - .46%
               180        WorldCom, Inc., 01/98, $20.00                                               162,000
               175        WorldCom, Inc., 01/98, $22.50                                               122,500
               400        WorldCom, Inc., 01/98, $25.00                                               255,000
                                                                                                 ------------
                                                                                                      539,500
                                                                                                 ------------

                          TOTAL CALL OPTIONS (COST $1,322,627)                                   $  1,623,250
                                                                                                 ============


The accompanying notes are an integral part of these financial statements.

AUGUSTA PARTNERS, L.P.

SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
---------------------------------------------------------------------------------------------------------------
                                                                                              DECEMBER 31, 1996
       NUMBER OF                                                                                 MARKET VALUE
       CONTRACTS
                   PUT OPTIONS - 1.83%
                     CROSS CURRENCY - 1.73%
              2        OTC ITL Call/ CHF Put, 09/27/97, strike 1210 ITL/CHF,
                            Notional 66,250,000 CHF                                              $  2,024,103
                                                                                                 ------------

                    LEISURE & RECREATION / GAMING - .02%
            100        Callaway Golf Co., 01/18/97, $30.00                                             20,000
                                                                                                 ------------

                    STOCK INDEX - .08%
            250        S & P 400 Midcap, 01/18/97, $250                                                60,937
            100        S & P 400 Midcap, 01/18/97, $255                                                41,250
                                                                                                 ------------
                                                                                                      102,187
                                                                                                 ------------

                         TOTAL PUT OPTIONS (COST $929,256)                                       $  2,146,290
                                                                                                 ============

                         TOTAL INVESTMENTS (COST $92,000,111) - 85.74%                           $100,348,549
                                                                                                 ============

                         OTHER ASSETS, LESS LIABILITIES - 14.26%                                   16,696,523
                                                                                                 ------------

                         NET ASSETS - 100.00%                                                    $117,045,072
                                                                                                 ============


The accompanying notes are an integral part of these financial statements.

AUGUSTA PARTNERS, L.P.

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED
-------------------------------------------------------------------------------------------
                                                                          DECEMBER 31, 1996
          SHARES                                                             MARKET VALUE
                    SHORT COMMON STOCK - (5.46%)
                       COMMERCIAL SERVICES - (.67%)
          (30,000)       TeleTech Holdings, Inc.                                ($780,000)
                                                                              -----------

                      COSMETICS & TOILETRIES - (.17%)
          (12,500)       Thermolase Corp.                                        (196,875)
                                                                              -----------

                      CONSULTING SERVICES - (.30%)
           (7,500)       Registry, Inc.                                          (345,938)
                                                                              -----------

                      FOOD - (1.96%)
          (35,000)       Kellogg Co.                                           (2,296,875)
                                                                              -----------

                      MEDICAL INSTRUMENTS & PRODUCTS - (.44%)
          (15,000)       Henry Schein, Inc.                                      (515,625)
                                                                              -----------

                      NETWORKING PRODUCTS - (.54%)
          (30,000)       Bay Networks, Inc.                                      (630,000)
                                                                              -----------

                      TELECOMMUNICATIONS EQUIPMENT &
                      LONG DISTANCE SERVICE - (1.38%)
          (80,000)       Deutsche Telekom AG-Sponsored ADR                     (1,630,000)
                                                                              -----------

                         TOTAL SHORT COMMON STOCK - PROCEEDS ($6,839,031)     ($6,395,313)
                                                                              ===========

The accompanying notes are an integral part of these financial statements